Related parties	12 Months Ended
Dec. 31, 2020
Related parties
Related parties

28    Related parties

The Group’s transactions with related parties as detailed below, are mainly comprised of compensation to directors and key-management personnel, transactions with associates and transactions with entities which are controlled by or under joint control of those which retain significant influence over the Company.

(a)	Associates:

(1)Transactions:

	Note	2020	2019	2018
		US $’000
Other operating income	18	125	261	244
Finance income	23(a)			15
Operating expenses and cost of services	17	2,181	4,126	4,765

(2)Balances:

	Note	2020	2019
		US $’000
Trade and other receivables	8	18,631	13,558
Trade and other payables	14	301	2,695

(b)	Key management personnel (**):

	2020	2019	2018
	US $’000
Short-term employee benefits (*)	5,417	3,637	3,170
Long-term employee benefits and share based compensation (*)	585	559	506
(*) Numbers of officers.	5	4	5
(**) See also Note 13(h)

(c)	Other related parties (excluding those detailed in (a)-(b) above)

(1)Transactions:

	Note	2020	2019	2018
		US $’000
Income from voyages and related services	16	8,090	10,393	9,621
Operating expenses and cost of services	17	7,301	9,788	24,759
Other operating income	18	18	23	31
Finance income	23 (a)		49
Finance expenses	23 (b)	5,375	5,930	924

(2)Transactions with directors:

	2020	2019	2018
	US $’000
Directors fees	1,309	1,738	1,814

(3)Balances:

	Note	2020	2019
		US $’000
Trade and other receivables	8	1,149	1,789
Trade and other payables	14	934	1,398
Loans, lease and other liabilities (*)	12	57,959	22,731

(*)Includes lease liabilities for which the Group paid (principal and interest) $22 million and $12 million during the year ended December 31, 2020 and 2019 respectively.

(d)	Transactions with relate parties were carried out in common market terms in the ordinary course of business.

Regarding commitments to related parties, see also Note 26.